CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Contributed surplus	Foreign exchange translation reserve	Accumulated deficit	Non-controlling interests	Class A shares	Class B shares	Warrants	Total
Balance at Dec. 31, 2022		$ 652,601	$ (144,164,265)		$ 151,588	$ 143,258,972	$ 2,142,400	$ 30,542,220
Balance (in Shares) at Dec. 31, 2022	28,500,924				2	592,372	99,725
Initial recognition of non-controlling interests			(40,583)	$ (24,467)				(65,050)
Plan of arrangement [note 15]			(8,673)	8,673	$ 34			34
Plan of arrangement [note 15] (in Shares)						1
Share repurchase [note 15]			4,207,540			$ (7,165,356)		(2,957,816)
Share repurchase [note 15] (in Shares)						(29,303)
Share-based payments [note 16]				16,702		$ 36,000		2,462,712
Share-based payments [note 16] (in Shares)	2,410,010					555
Share options exercised [note 15]						$ 33,247		20,247
Share options exercised [note 15] (in Shares)	(13,000)					323
PSUs converted to shares [note 15,16]						$ 1,464,000
PSUs converted to shares [note 15,16] (in Shares)	(1,464,000)					41,848
Warrants issued [note 14]							$ 1,372,763	1,372,763
Warrants issued [note 14] (in Shares)							61,154
Warrants expired [note 15]							$ (791,807)
Warrants expired [note 15] (in Shares)	791,807						(2,047)
Comprehensive loss for the year		(235,260)	(17,902,179)	(328,409)				(18,465,848)
Balance at Dec. 31, 2023		417,341	(157,908,160)	(327,501)	$ 151,622	$ 137,626,863	$ 2,723,356	12,909,262
Balance (in Shares) at Dec. 31, 2023	30,225,741				2	605,796	158,832
Share-based payments [note 16]								152,214
Share-based payments [note 16] (in Shares)	152,214
Shares issued [note 15]					$ 79	$ 10,670,539		10,670,618
Shares issued [note 15] (in Shares)					10	1,384,783
Shares for debt [note 15,16]						$ 1,990,213		$ 1,990,213
Shares for debt [note 15,16] (in Shares)						301,423
Warrants issued [note 14] (in Shares)							80,000	80,000
Warrants expired [note 15]							$ (286,189)
Warrants expired [note 15] (in Shares)	286,189						(20,770)
Warrants cancelled [note 15]							$ (439,408)
Warrants cancelled [note 15] (in Shares)	439,408						(7,692)
RSU converted to shares [15,16]						$ 31,009		$ 7,500
RSU converted to shares [15,16] (in Shares)	(31,009)					7,500
Comprehensive loss for the year		(366,546)	(14,202,724)	(712,805)				(15,282,075)
Balance at Dec. 31, 2024		50,795	(172,110,884)	(1,040,306)	$ 151,701	$ 150,318,624	$ 1,997,759	10,440,232
Balance (in Shares) at Dec. 31, 2024	31,072,543				12	2,299,502	210,370
Share-based payments [note 16]								2,945,502
Share-based payments [note 16] (in Shares)	2,945,502
Exercise of RSUs [note 15,16]						$ 515,625
Exercise of RSUs [note 15,16] (in Shares)	(515,625)					92,690
Exercise of options [note 15,16]						$ 232,444		148,086
Exercise of options [note 15,16] (in Shares)	(84,358)					37,192
Shares issued [note 15]					$ 546	$ 390,837		$ 391,383
Shares issued [note 15] (in Shares)					30	45,079		45,079
Shares issued - convertible debt [note 14,15]						$ 8,192,245		$ 8,192,245
Shares issued - convertible debt [note 14,15] (in Shares)						984,792
Shares for debt [note 15,16]						$ 775,087		775,087
Shares for debt [note 15,16] (in Shares)						73,744
Warrants issued [note 14] (in Shares)							346,806
Warrants expired [note 15]							$ (1,987,750)
Warrants expired [note 15] (in Shares)	1,987,750						(130,338)
Exercise of warrants [note 14, 15]						$ 9,126,182		9,126,182
Exercise of warrants [note 14, 15] (in Shares)						354,730	(426,806)
Comprehensive loss for the year		40,738	(26,175,286)	(781,554)				(26,916,102)
Balance at Dec. 31, 2025		$ 91,533	$ (198,286,170)	$ (1,821,860)	$ 152,247	$ 169,551,044	$ 10,009	$ 5,102,615
Balance (in Shares) at Dec. 31, 2025	35,405,812				42	3,887,729	32